Prepaid Expenses and Other Current Assets, Net	12 Months Ended
Dec. 31, 2021
Prepaid Expenses and Other Current Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

4.      PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

Prepaid expenses and other current assets consisted of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Advances to suppliers(i)	63,513	49,652
Prepaid VAT	53,399	36,315
Rental deposit, current	7,825	27,361
Staff advances	4,791	5,314
Prepaid consulting expenses	3,848	5,259
Short-term construction deposits	2,838	5,559
Prepaid short-term rent	3,104	4,899
Interest receivable	490	166
Receivables from third-party payment platform	378	563
Others(ii)	38,612	33,647
Total	178,798	168,735
Less: Allowance for doubtful accounts	(15,397)	(21,059)
Total	163,401	147,676

The Group recognized bad debt loss for prepayment and other current assets of RMB1,194, RMB11,395 and RMB5,662 in 2019, 2020 and 2021, respectively.

Notes:

(i)     Advances to suppliers mainly includes prepaid advertising costs, occupancy maintenance and facilities management expenses, prepayment to construction and design suppliers as well as prepaid financing service fee to a trust account.

(ii)    Others mainly includes the loans provided to third parties and the non-trade receivables from third parties.